Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term	2 years 8 months 1 day	1 year 2 months 15 days	1 year 11 months 26 days
Weighted average discount rate	4.30%	4.65%	4.75%
Lease cost amount	$ 885,559	$ 680,033	$ 578,689